Related party transactions - Financing Received From and Provided to Related Parties (Details) - CNY (¥) ¥ in Thousands			12 Months Ended
	Nov. 02, 2020	Sep. 25, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing (received from)/provided to related parties:
Financing proceeds received on behalf of RELX Inc.					¥ (273,457)
Financing proceeds paid back to RELX Inc.					273,457
Funds provided by RELX Inc.			¥ 0	¥ 0	(1,439,183)
Funds paid back to RELX Inc.			¥ 0	11,174	1,264,004
Investment prepayment returned from Relx Inc.				(21,006)
Payments made on behalf of Relx Inc.'s non-PRC operations					61,110
Others					298
Total				¥ (9,832)	¥ (113,771)
Investor | Series D1 Preferred Shares | Relx Inc (the former parent) [Member]
Financing (received from)/provided to related parties:
Number of series preferred shares obtained		692,911
Investor | Series D2 Preferred Shares | Relx Inc (the former parent) [Member]
Financing (received from)/provided to related parties:
Number of series preferred shares obtained		554,329
September 2020 Loan
Financing (received from)/provided to related parties:
Financing proceeds received on behalf of RELX Inc.		¥ 273,457
Financing proceeds paid back to RELX Inc.	¥ 273,457